Fair value of financial instruments (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Scenario One [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Impact, Income	R$ (3.5)	R$ (2.2)
Impact, stockholders' equity	(9.6)
Scenario One [Member] | Commodities Indexes And Shares [Member]
IfrsStatementLineItems [Line Items]
Impact, Income	(13.3)	(6.7)
Scenario One [Member] | Nonlinear Risk [Member]
IfrsStatementLineItems [Line Items]
Impact, Income	(0.1)	(24.8)
Scenario Two [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Impact, Income	(89.2)	(56.9)
Impact, stockholders' equity	(0.9)
Scenario Two [Member] | Commodities Indexes And Shares [Member]
IfrsStatementLineItems [Line Items]
Impact, Income	(26.7)	(13.4)
Impact, stockholders' equity	(19.2)
Scenario Two [Member] | Nonlinear Risk [Member]
IfrsStatementLineItems [Line Items]
Impact, Income	(0.2)	(37.8)
Scenario Three [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Impact, Income	(178.9)	R$ (113.3)
Impact, stockholders' equity	R$ (1.8)